CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net revenues	¥ 2,468,074	$ 357,837	¥ 2,386,520	¥ 1,897,883
Cost of revenues	(1,056,043)	(153,112)	(1,201,419)	(1,066,842)
Gross profit	1,412,031	204,725	1,185,101	831,041
Selling and marketing expenses	(642,937)	(93,217)	(878,130)	(906,337)
General and administrative expenses	(604,028)	(87,576)	(569,985)	(630,618)
Research and development expenses	(72,028)	(10,443)	(106,098)	(100,466)
Operating (loss) income	93,038	13,489	(369,112)	(806,380)
Interest income (expense), net	2,700	391	2,335	(199)
Other income	11,283	1,636	5,572	5,201
Foreign currency exchange loss, net	(954)	(138)	(518)	(4,849)
(Loss) income before income taxes	106,067	15,378	(361,723)	(806,227)
Income tax benefit (expense)	(20,834)	(3,021)	(114,057)	35,034
Net (loss) income	85,233	12,357	(475,780)	(771,193)
Less: Net (loss) income attributable to non-controlling interests	1,713	248	(1,233)	(4,550)
Net (loss) income attributable to Class A and Class B ordinary shareholders	¥ 83,520	$ 12,109	¥ (474,547)	¥ (766,643)
Basic (loss) income per ADS | (per share)	¥ 7.64	$ 1.11	¥ (42.17)	¥ (70.54)
Diluted (loss) income per ADS | (per share)	¥ 7.23	$ 1.05	¥ (42.17)	¥ (70.54)
Net (loss) income	¥ 85,233	$ 12,357	¥ (475,780)	¥ (771,193)
Other comprehensive (loss) income
Foreign currency translation adjustment	965	140	(421)	(2,266)
Comprehensive (loss) income	86,198	12,497	(476,201)	(773,459)
Less: Comprehensive (loss) income attributable to non-controlling interests	1,713	248	(1,233)	(4,550)
Comprehensive (loss) income attributable to Class A and Class B ordinary shareholders	¥ 84,485	$ 12,249	¥ (474,968)	¥ (768,909)